Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	1,861,806	2,032,521
Warrant [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	15,654,983